INCOME TAXES	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
INCOME TAXES

11. INCOME TAXES

The Company’s income tax (benefit) provision consisted of the following components (in thousands):

	2024	2023
Current
Federal	-	-
State	$374	-
	374	-
Deferred
Federal	5,597	1,967
State	(107)	1,392
	5,490	3,359

Total	5,864	3,359

The provision for income taxes reported differs from the amounts computed by applying the cumulative US federal and state income tax rates to the net loss before tax provision due to the following:

	2024	2023

Net income	$23,979	$22,639
Statutory tax rate	25.91%	26.43%
	6,213	5,983
Add (deduct):
Return to provision	(1)	(122)
Depletion	(293)	(352)
Prior period state deferred adjustments	429	1,051
Change in unrecognized tax benefit	140	(3,229)
Change in enacted tax rate	(711)	-
Other	87	28
Income tax expense	$5,864	$3,359

Deferred tax liabilities and assets are attributable to the following:

	2024	2023
Deferred income tax liabilities:
Property, plant and equipment	$(39,172)	$(37,118)
Commodity contracts	(189)	(103)
Leases	-	(18)

Deferred tax assets:
Stock based compensation	835	377
Asset retirement obligations	461	425
Other	15	-
Loss carry-forward	29,349	33,078
	$(8,701)	$(3,359)

Unrecognized deferred tax assets

Deferred tax assets have not been recognized for the following deductible temporary differences:

	2024	2023

Property, plant and equipment	$407	$441
Loss carry-forward	20,946	22,014
Capital losses	10,141	10,976
	$31,494	$33,431

Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profits will be available against which they can be utilized.

The Company has net operating losses carried forward which may be available to offset future income for income tax purposes expiring over the periods 2028 to 2039. The Company has net operating losses of approximately $112 million in the US, $139 million in US States and $21 million in Canada. The Canada net operating losses are unrecognized.

The Company has temporary differences associated with its investments in its foreign subsidiaries. The Company has no deferred tax liabilities in respect of these temporary differences.